Trading assets	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Trading assets

	2022	2021
	£m	£m
Treasury and other eligible bills	3,712	2,451
Debt securities	21,873	27,004
Equity securities	38,330	40,930
Trading securities	63,915	70,385
Loans and advances to banks[1]	3,987	4,142
Loans and advances to customers[1]	11,976	9,179
At 31 Dec	79,878	83,706
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.